ACQUISITION OF CARIBOO COPPER CORPORATION - Disclosure of unaudited pro forma results (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pro forma information
Revenue	$ 623,509	$ 631,675
Net income	$ (11,547)	$ 105,324